Related parties - Narrative (Details)								1 Months Ended	12 Months Ended
	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Jun. 02, 2016 ship	May 20, 2016 vessel ship company T	Feb. 02, 2016 shares	Feb. 12, 2015 EUR (€) shares	Dec. 16, 2013 EUR (€) shares	Mar. 31, 2016 shares	Dec. 31, 2018 USD ($) shares right	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)						236,590			0	0
Exercise price, share options granted (in dollars per share) | €						€ 10.0475	€ 5.7705
Purchase of treasury shares (in shares)									(545,486)		(692,415)
Number of options exercised (in shares)								350,000	350,000	0
Rights exercised under registration rights agreement (in shares) | right									0
Number of vessels assumed | ship			2
Outstanding | $									$ 1,708,168,000	$ 848,710,000	$ 1,085,562,000
Executive Committee
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)						236,590	1,750,000
Number of options exercised (in shares)									350,000		116,667
Chief Executive Officer
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)							525,000
Executive Committee (Excluding Chief Executive Officer)
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)							1,225,000
Other related parties | Compagnie Maritime Belge
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions | $									$ 1,151	34,928	$ 17,731
Subsidiaries | Tankers International LLC
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions | $									227,089	218,894	232,882
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Number of companies assumed | company				2
Joint ventures where entity is venturer | Reslea N.V.
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions | $									185,326	179,079	$ 175,572
Joint ventures
Disclosure of transactions between related parties [line items]
Guaranteed portion of related party debt | $									$ 93,000,000	0
Restricted stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage											60.00%
Restricted stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)						65,433
Stock Option
Disclosure of transactions between related parties [line items]
Vesting period											3 years
Annual vesting percentage											40.00%
Stock Option | Executive Committee (Excluding Chief Executive Officer)
Disclosure of transactions between related parties [line items]
Vesting period						13 years
Phantom Stock Units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)	154,432	66,449			54,616
Annual vesting percentage		33.30%			33.30%
Treasury shares
Disclosure of transactions between related parties [line items]
Purchase of treasury shares (in shares)									545,486		692,415
Vessels
Disclosure of transactions between related parties [line items]
Number of vessels assumed | ship				2
Vessels | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Number of vessels covered under the joint venture | vessel				4
Vessels | Captain Michael | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Vessel, mass | T				157,648
Vessels | The Maria | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Vessel, mass | T				157,523
Vessels | The Eugenie | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Vessel, mass | T				157,672
Vessels | The Devon | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Vessel, mass | T				157,642
Bretta Tanker Holdings, Inc. | Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Number of companies assumed | company				2
Joint Venture Credit Facility | Joint ventures
Disclosure of transactions between related parties [line items]
Outstanding | $									$ 186,100,000	$ 0